Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [Abstract]
Potential issuance of shares on settlement of Green Exchangeable Notes (in shares)	3,347,305	3,347,305
Potential issuance of subscribed shares (in shares)	725,041
Profit/(loss) from continuing operations attributable to Atlantica	$ (30,080)	$ 11,968	$ 62,135
Average number of ordinary shares outstanding - basic (in shares)	111,008,000	101,879,000	101,063,000
Weighted average number of ordinary shares outstanding - diluted (in shares)	114,523,000	103,392,000	101,063,000
Earnings per share for the year - basic (in dollars per share)	$ (0.27)	$ 0.12	$ 0.61
Earnings per share for the year - diluted (in dollars per share)	$ (0.26)	$ 0.12	$ 0.61